GoodHaven Fund
SCHEDULE OF INVESTMENTS at August 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 82.2%		Value
	Banks-Diversified - 3.1%
65,000	Bank of America Corp.		$1,673,100
8,000	JPMorgan Chase & Co.		801,520
			2,474,620

	Capital Markets - 2.0%
45,000	KKR & Co, Inc.		1,611,900

	Computer Hardware - 1.3%
51,400	HP Inc.		1,004,870

	Computer Software - 10.9%
5,310	Alphabet Inc. - Class C1		8,677,496

	Consumer Products - 2.2%
29,464	Spectrum Brands Holdings, Inc.		1,756,054

	Diversified Holding Companies - 13.7%
50,200	Berkshire Hathaway Inc. - Class B1		10,945,608

	Financial Services - 8.2%
33,555	Brookfield Asset Management, Inc. - Class A		1,132,146
14,143	Federated Hermes, Inc. - Class B		338,159
292,512	Jefferies Financial Group Inc.		5,130,661
			6,600,966

	General Building Materials - 5.0%
129,400	Builders FirstSource, Inc.[1]		3,962,228

	Home Builder - 3.8%
51,946	Lennar Corporation - Class B		3,080,398

	Industrial Conglomerate - 1.0%
14,000	EXOR NV		825,318

	Industrial Supplies - 0.9%
32,805	Systemax Inc.		727,943

	Marine Services & Equipment - 0.4%
33,105	Stolt-Nielsen Ltd.		324,013

	Metals & Mining - 9.8%
264,650	Barrick Gold Corp.		7,846,872

	Oil & Gas Equipment & Services - 1.1%
81,200	TerraVest Industries, Inc.		913,255

	Oil & Gas Exploration & Production - 7.3%
1,403,100	Birchcliff Energy Ltd.		1,721,133
75,667	Hess Midstream LP - Class A		1,337,792
500,046	WPX Energy, Inc.[1]		2,780,256
			5,839,181

	Property/Casualty Insurance - 6.0%
5,700	Alleghany Corp.		3,160,992
17,000	The Progressive Corp.		1,615,680
			4,776,672

	Real Estate - 3.9%
114,000	STORE Capital Corp. - REIT		3,082,560

	Utilities - 1.6%
135,000	PG&E Corp. [1]		1,250,100

	TOTAL COMMON STOCKS
	(Cost $47,062,445)		65,700,054

	PREFERRED STOCKS - 1.7%
	Government Agency - 1.7%
7,750	Federal National Mortgage Association, Series E, 5.100% [1,2,3]		104,625
19,980	Federal National Mortgage Association, Series R, 7.625% [1,3]		162,637
27,846	Federal National Mortgage Association, Series S, 8.250% [1,3,4]		258,132
101,581	Federal National Mortgage Association, Series T, 8.250% [1,3]		868,518
			1,393,912

	TOTAL PREFERRED STOCKS
	(Cost $1,351,376)		1,393,912

Principal Amount	U.S. GOVERNMENT SECURITIES - 15.0%
	United States Treasury Bills - 15.0%
$6,500,000	0.152% due 10/1/2020 [5]		6,499,499
2,000,000	0.090% due 12/10/2020 [5]		1,999,430
3,500,000	0.085% due 12/17/2020 [5]		3,498,934
			11,997,863
	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $11,997,794)		11,997,863

	MISCELLANEOUS SECURITIES - 0.5%[6,7]	Notional Amount
	TOTAL MISCELLANEOUS SECURITIES
	(Cost $479,697)	$ 12,924,470	367,260
	Total Investments
	(Cost $60,891,312) - 99.4%		79,459,089
	Cash and Other Assets in Excess of Liabilities - 0.6%		496,525
	TOTAL NET ASSETS - 100.0%		$79,955,614

REIT -	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	A portion of this security is considered illiquid. As of August 31, 2020, the value of illiquid securities was $29,893 or 0.04% of net assets.
[3]	Perpetual maturity.
[4]	Variable rate dividend; rate shown is rate of last dividend.
[5]	Rate represents the annualized yield to maturity from the purchase price.
[6]	Represents previously undisclosed securities which the Fund has held for less than one year.
[7]	Notional amount represented related to derivatives only.

GoodHaven Fund
Summary of Fair Value Exposure at August 31, 2020 (Unaudited)

The GoodHaven Fund (the "Fund"), utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2020. See the Schedule of Investments for industry and security type breakouts.

	Level 1	Level 2	Level 3	Total
Common Stocks	$65,700,054	$–	$–	$65,700,054
Preferred Stocks	1,393,912	–	–	1,393,912
U.S. Government Securities	–	11,997,863	–	11,997,863
Miscellaneous Securities	–	367,260	–	367,260
Total Investments	$67,093,966	$12,365,123	$–	$79,459,089